COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Percentage of employees covered by collective bargaining agreements (in Percent)	12.00%	14.00%
Date of employment agreement with newly appointed President and CEO (Date)	Jun. 18, 2010
Length of employment contract and each successive renewed contract (in Duration)	1 year
Length of time required to preceed end of employment contract for request of termination or renegotiation (in Duration)	3 months
Length of time CEO is allowed to continue to receive base salary and company-paid health insurance subsequent to termination of employment contract (in Duration)	6 months